Marketable Debt Securities, Available-for-Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Unrealized Loss Position [Abstract]
Disclosure in tabular form of available for sale debt securities reconciliation from fair value to amortized costs
The following table summarizes the Company’s MDS as of June 30, 2023 (in thousands, except years):

	Weighted Average Remaining Contractual Life (In Years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
U.S. government securities	less than 1	$6,987	$—	$(163)	$6,824

Total Marketable debt securities, available-for-sale	less than 1	$6,987	$—	$(163)	$6,824

The following table summarizes the Company’s MDS as of December 31, 2022 (in thousands, except years):

	Weighted Average Remaining Contractual Life (In Years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
Commercial paper	1 or less	$15,803	$1	$(23)	$15,781
Certificates of deposit	1 or less	7,500	2	(25)	7,477
U.S. government securities	1 or less	5,001	—	(30)	4,971
Corporate bonds	1 or less	646	—	(2)	644

Total Marketable debt securities, available-for-sale	1 or less	$28,950	$3	$(80)	$28,873

Classified as non-current assets:
U.S. government securities	1.4	$6,979	$—	$(184)	$6,795
Corporate bonds	1.5	6,824	—	(192)	6,632
Asset backed securities	1.8	2,999	—	(45)	2,954
Non-U.S. government securities	1.5	423	—	(11)	412

Total Marketable debt securities, available- for-sale, net of current portion	1.5	$17,225	$—	$(432)	$16,793

Total	0.7	$46,175	$3	$(512)	$45,666

The following table summarizes the Company’s MDS as of December 31, 2022 (in thousands):

	Weighted- Average Remaining Contractual Life (in years)	Amortized Costs	Unrealized Gains	Unrealized Losses	Fair Value
Classified as current assets:
Commercial paper	1 or less	$15,803	$1	$(23)	$15,781
Certificates of deposit	1 or less	7,500	2	(25)	7,477
U.S. government securities	1 or less	5,001	—	(30)	4,971
Corporate bonds	1 or less	646	—	(2)	644

Total Marketable debt securities, available-for-sale	1 or less	$28,950	$3	$(80)	$28,873

Classified as non-current assets:
U.S. government securities	1.4	$6,979	$—	$(184)	$6,795
Corporate bonds	1.5	6,824	—	(192)	6,632
Asset backed securities	1.8	2,999	—	(45)	2,954
Non-U.S. government securities	1.5	423	—	(11)	412

Total Marketable debt securities, available-for-sale, net of current portion	1.5	$17,225	$—	$(432)	$16,793

Total	0.7	$46,175	$3	$(512)	$45,666

Debt securities, available-for-sale, unrealized loss position, fair value	aggregated by investment category for MDS that have been in a continuous loss position for less than 12 months and for more than 12 months (in thousands):

	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
June 30, 2023
U.S. government securities	$6,824	$(163)	$—	$—

Total	$6,824	$(163)	$—	$—

December 31, 2022
Commercial paper	$12,803	$(22)	$—	$—
U.S. government securities	11,765	(216)	—	—
Corporate bonds	7,276	(193)	—	—
Certificates of deposit	2,975	(25)	—	—
Asset backed securities	2,954	(45)	—	—
Non-U.S. government securities	412	(11)	—	—

Total	$38,185	$(512)	$—	$—

Accumulated unrealized losses on MDS that have been in a continuous loss position for less than 12 months and for more than 12 months as of December 31, 2022, were as follows (in thousands):

	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Commercial paper	$12,803	$(22)	$—	$—
U.S. government securities	11,765	(216)	—	—
Corporate bonds	7,276	(193)	—	—
Certificates of deposit	2,975	(25)	—	—
Asset backed securities	2,954	(45)	—	—
Non-U.S. government securities	412	(11)	—	—

Total	$38,185	$(512)	$—	$—

Disclosure of investment income
Investment income, net, consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Interest and dividend income	$217	$147	$569	$147
Accretion/amortization of investment securities, net	1,247	76	1,798	76
Realized losses, net	(36)	—	(388)	—

Investment income, net	$1,428	$223	$1,979	$223